Award Timing Disclosure	6 Months Ended
Jun. 30, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Timing of Stock Awards and Disclosure of Material Nonpublic Information

The Company does not follow a predetermined scheduled for granting stock options. Typically, the Board of Directors and the Compensation Committee consider granting stock options after the filing of the Company's Annual Report on Form 10-K and announcement of the financial results for that fiscal year end. The granting of stock options or other awards under the Company's Amended and Restated 2023 Stock Incentive Plan is contingent on the Company's performance.

The Board of Directors and the Compensation Committee review and approve these awards. They ensure that material nonpublic information (MNPI) is taken into account when determining the timing and terms of the awards and, if MNPI is present, the award will be deferred until such information has been publicly disclosed.

The Company does not time the disclosure of MNPI to influence the value of executive compensation. All material information is disclosed promptly in accordance with SEC rules and regulations and the Company's internal policies.

Award Timing Method

The Company does not follow a predetermined scheduled for granting stock options. Typically, the Board of Directors and the Compensation Committee consider granting stock options after the filing of the Company's Annual Report on Form 10-K and announcement of the financial results for that fiscal year end. The granting of stock options or other awards under the Company's Amended and Restated 2023 Stock Incentive Plan is contingent on the Company's performance.

Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered

The Board of Directors and the Compensation Committee review and approve these awards. They ensure that material nonpublic information (MNPI) is taken into account when determining the timing and terms of the awards and, if MNPI is present, the award will be deferred until such information has been publicly disclosed.

The Company does not time the disclosure of MNPI to influence the value of executive compensation. All material information is disclosed promptly in accordance with SEC rules and regulations and the Company's internal policies.

MNPI Disclosure Timed for Compensation Value	false